Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment, Net
Note 7 - Property, Plant and Equipment, Net

	December 31,
	2016	2015
	U.S. Dollars
Cost:
Land	863	863
Building	11,109	10,764
Machinery and equipment	6,443	6,260
Office furniture and equipment	1,277	1,225
Computer equipment and software	4,012	4,996
Automobiles	87	87
Leasehold improvements	1,108	1,130

	24,899	25,325
Less accumulated depreciation	10,790	11,794

	14,109	13,531

Depreciation expenses for the years ended December 31, 2016, 2015 and 2014 amounted to $1,904, $1,849, and $1,937, respectively.

In accordance with agreements signed in August 2010 and August 2011 with Bank Leumi L’Israel and in August 2011 and March 2015 with Bank Mizrahi, a lien has been placed on the Company’s facility in Israel. See Note 13(D) and Note 13(E).